Share-based payments - Restricted share units (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Mar. 27, 2024	Dec. 31, 2023 CAD ($) item shares $ / shares	Dec. 31, 2022 CAD ($) shares item	Dec. 31, 2022 CAD ($) item $ / shares	Dec. 31, 2022 CAD ($) item	Dec. 31, 2022 CAD ($) item	Dec. 31, 2022 CAD ($) Options item	Dec. 31, 2021 CAD ($) item shares $ / shares	Dec. 31, 2023 USD ($) item
Share-based payments
Awards cancelled (in shares) | Options								2,512,490
Share price | $ / shares									$ 4.54
Unexercised options expired | shares			1,115,976	423,334					227,833
Fair value of stock options at RSU grant date | $			$ 0.64	$ 1.34	$ 1.34	$ 1.34	$ 1.34	$ 1.34	$ 2.33
Restricted share units
Share-based payments
Total number of share outstanding			3,544,887	2,312,963	2,312,963	2,312,963	2,312,963	2,312,963	0	3,544,887
Number of awards vested and exercised			704,743				376,622
Number of awards granted			2,100,000				89,585	2,600,000
Number of awards expired			163,333
Weighted average fair value of awards granted | $ / shares			$ 1.20		$ 1.40
Share price | $ / shares	$ 1.41		$ 1.16		$ 0.79
Awards granted to replace cancelled options vested immediately (in shares)			1,387,155
Cumulative value of vested awards issued to replace cancelled options | $			$ 1,427,235
Awards granted to replace cancelled options unvested (in shares)			1,212,845
Value of unvested awards issued to replace cancelled options | $			$ 1,065,520
Awards issued to replace cancelled options vesting conditions modified (in shares)			400,000
Awards granted, value | $						$ 90,955
Awards fully vested (in shares)			2,747,795							2,747,795
Fair value of stock options at RSU grant date | $										$ 2,522,250
Restricted share units | Performance shares
Share-based payments
Number of awards vested and exercised		1,516,429